20. BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2017
Borrowings Tables
Borrowings
Non Current	Note	12.31.2017	12.31.2016

Financial borrowings		5,950	691
Corporate bonds		27,764	12,158
CAMMESA financing		3,398	2,421
Related parties	36	14	16
		37,126	15,286

Current

Bank overdrafts		-	846
Financial borrowings		5,097	7,539
Corporate bonds		739	2,246
CAMMESA financing		-	34
Related parties	36	4	21
		5,840	10,686

Borrowings maturity and exposure to interest rates
Fixed rate	12.31.2017	12.31.2016

Less than one year	4,667	5,335
One to two years	550	536
Two to five years	7,509	580
Up to five years	23,313	10,583
	36,039	17,034

Floating rates

Less than one year	594	4,918
One to two years	610	207
Two to five years	2,561	3,162
Up to five years	1,946	-
	5,711	8,287

Non interest accrues

Less than one year	579	433
One to two years	-	(5)
Two to five years	530	223
Up to five years	107	-
	1,216	651

Changes in borrowings
	12.31.2017	12.31.2016
At the beginning	25,972	7,993
Proceeds from borrowings	26,892	18,367
Payment of borrowings	(16,150)	(6,813)
Accrued interest	3,252	2,715
Payment of borrowings' interests	(2,469)	(1,519)
Net foreign currency exchange difference	5,150	1,761
Increase for subsidiaries acquisition	-	7,434
Costs capitalized in property, plant and equipment	329	244
Decrease through shares of subsidiaries (1)	-	(1,179)
Decrease through offsetting with other credits (2)	-	(1,951)
Decrease through offsetting with trade receivables	(4)	(242)
Repurchase and redemption of corporate bonds	(28)	(893)
Other financial results	22	55
At the end of the year	42,966	25,972

(1)	Corresponding to US$ 77.4 million related to EMES financing.

(2)	Corresponding to US$ 123 million (comprised of US$ 120 million of principal plus US$ 3 million of interests) related to YPF financing.

Borrowings composition
Type of instrument	Company	Currency	Residual value	Interest	Rate	Expiration	Book value as of 12.31.17

Corporate bonds:

2022 CB	Edenor	US$	172	Fixed	10%	2022	3,321
Class 4 CB	PAMPA	US$	34	Fixed	6%	10/30/2020	638
Class E CB	PAMPA	ARS	575	Variable	Badlar	11/13/2020	590
Class A CB	PAMPA	ARS	282	Variable	Badlar	10/5/2018	297
T Series CB	PAMPA (1)	US$	500	Fixed	7%	7/21/2023	9,491
Class 1 CB	PAMPA (2)	US$	750	Fixed	8%	1/24/2027	14,184
							28,521
Regulatory:

CAMMESA 2014 Agreement	PAMPA	ARS	855	Variable	CAMMESA	(4)	1,572
CAMMESA Mapro	PAMPA	ARS	140	Variable	CAMMESA	(3)	193
CAMMESA Mapro	CPB	ARS	1,088	Variable	CAMMESA	(3)	1,633
							3,398
Financial loans:

	PAMPA	U$S	352	Fixed	Between 2,9% and 7,5%	Feb-2018 to May-2021	6,628
	PAMPA	U$S	63	Variable	6% + Libor	Sep-2018 to May-2024	1,164
	PAMPA	ARS	2,270	Fixed	Between 22% y 22,25%	Aug-2018 to Oct-2019	2,314
	Edenor	U$S	50	Fixed	Libor + 4,27%	10/11/2020	941
							11,047

							42,966

Type of instrument	Company	Currency	Residual value	Amount repurchased	Interest	Rate	Expiration	Book value as of 12.31.16

Corporate bonds:

CB at Par	EASA	USD	4	2	Fixed	5%	12/16/2017	27
Discount CB	EASA	USD	130	130	Fixed	9%	12/16/2021	-
2022 CB	Edenor	USD	172	-	Fixed	10%	10/25/2022	2,823
2017 CB	Edenor	USD	15	15	Fixed	11%	10/09/2017	-
Class 7 CB	CTG	ARS	173	-	Variable	Badlar + 3,5%	02/12/2018	179
Class 8 CB	CTG	USD	1	-	Fixed	7%	08/12/2020	22
Class 3 CB	CTLL	ARS	51	-	Variable	Badlar + 5%	10/30/2017	53
Class 4 CB	CTLL	USD	30	-	Fixed	6%	10/30/2020	543
Class C CB	CTLL	ARS	258	-	Fixed/Vble.	Badlar + 4,5% and 27,75%	05/06/2017	267
Class E CB	CTLL	ARS	575	-	Variable	Badlar	11/13/2020	589
Class A CB	CTLL	ARS	282	-	Variable	Badlar	10/05/2018	297
Class II CB	PEPASA	ARS	525	-	Variable	Badlar	06/06/2017	532
Class VII CB	PEPASA	ARS	310	-	Variable	Badlar + 5%	08/03/2017	322
Class VIII CB	PEPASA	ARS	403	-	Variable	Badlar + 4%	06/22/2017	402
STV 14	PEPASA	ARS	296	-	Variable	Badlar + 5,9%	04/14/2017	311
T Series CB	PAMPA (1)	USD	500	-	Fixed	7%	07/21/2023	8,074
								14,441

Type of instrument	Company	Currency	Residual value	Amount repurchased	Interest	Rate	Expiration	Book value as of 12.31.16
Regulatory:

CAMMESA 2014 Agreement	CTLL	ARS	736	-	Variable	CAMMESA	(4)	1,154
CAMMESA Mapro	CTLL	ARS	337	-	Variable	CAMMESA	(3)	102
CAMMESA Mapro	CPB	ARS	1,211	-	Variable	CAMMESA	(3)	1,199
								2,455
Syndicated Lons:

	PAMPA	ARS	993	-	Fixed	28%	07/26/2017	999
	PAMPA	ARS	963	-	Variable	Badcor + 3%	07/26/2017	970
	PAMPA	USD	141	-	Variable	Libor + 7%	07/26/2017	2,236
	PAMPA	ARS	142	-	Fixed	30%	02/26/2019	142
								4,347
Financial loans:

	PEPASA	USD	153	-	Fixed	Between 5% and 8%	Aug-2017 to Feb-2018	2,436
	PAMPA	USD	25	-	Fixed	Between 2,9% and 7,5%	Apr-2017 to Dec-2017	398
	CTLL	USD	15	-	Variable	Libor + 4,5%	09/26/2018	239
	CTLL	USD	19	-	Fixed	8%	06/30/2018	305
	CTLL	ARS	500	-	Fixed	20%	11/11/2017	505
								3,883
Adelantos en cuenta corriente:

	PAMPA	ARS	-	-				846

								25,972

(1)	On July 14, 2016, Petrobras issued the Series T Notes, for a total amount of US $ 500 million, part of which was used to cancel the Series S in its entirety, thus fulfilling the previous condition for the closing of the acquisition of PPSL.

(2)	On January 24, 2017, the Company issued Class 1 Corporate Bonds for a face value of U$S 750 million with an issuance price of 99.136%. Funds derived from the issuance of these CBs will be destined to investing in physical assets located in Argentina; financing working capital in Argentina; refinancing liabilities and/or making capital contributions in controlled companies or affiliates to use funds for the above-mentioned purposes.

(3)	Corresponds to the mutual contracts entered into with CAMMESA to finance major maintenance works related to the different generation units approved by the SE. The financing will be amortized in 36 monthly and consecutive installments as from the completion of the works, this term could be extended by 12 months. Maintenance Remuneration will be used to cancel the financing granted. As a result of the entry into force of the new remuneration scheme (Resolution SE No. 19-E /17), the Maintenance Remuneration was discontinued and it was defined that the balance of the financing will be repayable through the discount of US $ 1 / MWh for the energy generated until its total cancellation.

(4)	On December 1, 2014, CTLL and CAMMESA signed a Financing and Assignment of Loan Agreement in order to finance the works of the 2014 Agreement Project (see Note 47.1). The financing will be canceled, at Pampa option, through a payment in cash or through offsetting with CAMMESA receivables of the Company and other subsidiaries, 36 months as from the month following the commercial commissioning of the last generating unit making up the Projects.

Financing on arbitration proceedings
Loan principal balance	244
Interest and taxes	80
Total TGS loan	324

Rights over arbitration proceedings	(109)

Gain from discharge / cancellation of TGS loan	215